Braskem Idesa Financing	12 Months Ended
Dec. 31, 2021
Braskem Idesa Financing

17 Braskem Idesa Financing

		Outstanding amount
	Principal amount US$	in US$: principal
Identification		plus interests	Maturity	Charges (% per year)		2021	2020

Project finance
Project finance I	700,000		Feb-2027	Us dollar exchange variation + quarterly Libor + 3.25	(i)		2,444,515
Project finance II	210,000		Feb-2027	Us dollar exchange variation + 6.17	(i)		690,311
Project finance III	600,000		Feb-2029	Us dollar exchange variation + 4.33	(i)		2,145,326
Project finance IV	660,000		Feb-2029	Us dollar exchange variation + quarterly Libor + 3.88	(i)		2,419,920
Total under current liabilities	2,170,000						7,700,072

Bond
Bond I	900,000	914,696	Nov-2029	Us dollar exchange variation + 7.45		5,104,463	4,729,587
Bond II	1,200,000	1,224,766	Feb-2032	Us dollar exchange variation + 6.99	(ii)	6,834,805
	2,100,000	2,139,462				11,939,268	4,729,587

Other	150,000	152,291	Oct-2026	Us dollar exchange variation + quarterly Libor + 4.00	(ii)	849,859

Transactions costs						(477,592)	(370,421)

Total						12,311,535	12,059,238

Current liabilities						86,765	7,660,128
Non-current liabilities						12,224,770	4,399,110
Total						12,311,535	12,059,238

(i)	Prepaid in October 2021.
(ii)	Funding operation carried out in October 2021.

In line with the Company’s Financial Policy, the investment in the petrochemical complex of the subsidiary Braskem Idesa was financed under a Project Finance model, under which the construction loan is paid exclusively using the cash generated by the entity itself and the shareholders provide limited guarantees. This financing included the guarantees typical to Project Finance transactions, such as assets, receivables, cash generation and other rights of Braskem Idesa, debt service reserve account and contingent equity. At the close of December 2020, such guarantees corresponded to US$194 million (R$1 billion) and US$208 million (R$1.1 billion), respectively. The financing also contained various other covenants typical to contracts of this kind.

On October 20, 2021, the liability was fully settled using the proceeds from the following operations:

· Issue of US$1.2 billion (R$6.7 billion) in sustainability-linked bonds. The bonds due in 10 years have an interest rate of 7% p.a., which may be increased by up to 0.37% p.a. if certain conditions are not met. The Company gave as collateral assets from its property, plant and equipment in the same amount of the bonds;

· Credit facility in the amount of US$150 million (R$834 million) due in October 2026, at LIBOR plus 4% p.a.

On December 31, 2020, certain non-monetary covenants established in the contracts of Project Finance remained unfulfilled. As a result, the amount of R$6,538,646 was reclassified from non-current liabilities to current liabilities.

The following table summarizes the long-term maturities of these financings as of December 31, 2021:

	2021	2020

2023	67,649
2024	68,694
2025	69,530
2026	408,445
2029	4,900,399	4,399,110
2032	6,710,053
Total	12,224,770	4,399,110